Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
		Jun. 15, 2020	May 12, 2020	May 31, 2020	Apr. 30, 2020	May 31, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	May 14, 2020
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, issued (in shares)							0		0
Preferred stock, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)							10,000,000	0	10,000,000	0
Preferred stock, outstanding (in shares)							0		0
Common share, authorized (in shares)							500,000,000	489,066,238	500,000,000	489,066,238
Exercise price of warrant (in dollars per share)				$ 11.50
Number of warrants outstanding				11,438,290			0		11,500,000
Number of securities called by warrants (in shares)							0		5,750,000
Redemption price per warrant							$ 0.01
Number of shares exercised				5,719,145
Proceeds from warrant exercises				$ 65,800
Common share, issued (in shares)							81,811,727	38,590,381	56,455,376	38,590,381
Common share, outstanding (in shares)							80,911,727	38,590,381	54,655,376	38,590,381
Proceeds from issuance of common stock									$ 0	$ 14,910
Vesting of sponsor restricted shares (in shares)			900,000
Warrants canceled (in shares)							61,710
Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Exercise price of warrant (in dollars per share)		$ 11.50									$ 11.50
Number of warrants outstanding		11,438,290									11,500,000
Number of shares exercised		5,719,145									5,750,000
Proceeds from warrant exercises		$ 65,800
Vesting of sponsor restricted shares (in shares)			900,000
Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, par value (in dollars per share)									$ 0.0001
Preferred stock, authorized (in shares)							10,010,000		10,010,000
Common stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common share, authorized (in shares)							500,000,000		500,000,000
Common stock, par value (in dollars per share)							$ 0.0001		$ 0.0001
Issuance of common shares, net, shares	[1]							1,910,414
Common share, issued (in shares)							56,455,376
Common share, outstanding (in shares)							54,655,376
Vesting of sponsor restricted shares (in shares)	[1]						900,000
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrants expiration date									Dec. 31, 2024
Private Placement [Member]
Subsidiary or Equity Method Investee [Line Items]
Issuance of common shares, net, shares						10,000,000
Common stock, sale price (in dollars per share)						$ 0.50
Generating gross proceeds of private placement warrants						$ 5,000
Exercise price of warrant (in dollars per share)						$ 11.50
IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, sale price (in dollars per share)									$ 16.50		$ 16.50
Exercise price of warrant (in dollars per share)						$ 11.50			$ 11.50
Number of warrants outstanding						11,500,000			11,500,000
Redemption price per warrant							$ 0.01		$ 0.01
IPO [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of securities called by warrants (in shares)						5,750,000			5,750,000
Number of securities called by each warrant (in shares)						0.5
Underwritten Public Offering [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, sale price (in dollars per share)					$ 14.50
Number of shares issued in transaction					9,613,365
Proceeds from issuance of common stock					$ 131,000
Underwritten Public Offering [Member] | Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, sale price (in dollars per share)					$ 14.50
Number of shares issued in transaction					9,613,365
Proceeds from issuance of common stock					$ 131,000
Underwritten Public Offering [Member] | Roivant Sciences Ltd. (RSL) [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued in transaction					1,034,483
Underwritten Public Offering [Member] | Common stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Issuance of common shares, net, shares	[1]						9,613,365
Over-Allotment Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued in transaction					1,253,917
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued in transaction					1,253,917
Roivant Sciences Ltd. (RSL) [Member] | Common stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Earnout shares for issuance (in shares)			8,773,969
Immunovant Sciences Ltd [Member] | Common stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Earnout shares for issuance (in shares)			10,000,000
Immunovant Sciences Ltd [Member] | Common stock [Member] | Subsequent Event [Member]
Subsidiary or Equity Method Investee [Line Items]
Earnout shares for issuance (in shares)			10,000,000
Series A Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, issued (in shares)							10,000		10,000
Preferred stock, par value (in dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Percentage of voting power of outstanding shares							25.00%		25.00%
Liquidation amount per share (in dollars per share)							$ 0.01		$ 0.01
Preferred stock, authorized (in shares)							10,000	0	10,000	0
Preferred stock, outstanding (in shares)							10,000		10,000
Series A Preferred Stock [Member] | Roivant Sciences Ltd. (RSL) [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, issued (in shares)							10,000		10,000
Preferred stock, par value (in dollars per share)							$ 0.0001		$ 0.0001
Preferred stock, outstanding (in shares)							10,000
Four Series A Preferred Stock Member [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of voting power of outstanding shares									50.00%
Three Series A Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of voting power of outstanding shares									40.00%
Two Series A Preferred Stock [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of voting power of outstanding shares									25.00%
Two Series A Preferred Stock [Member] | Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of voting power of outstanding shares									40.00%

[1]	Retroactively restated for reverse recapitalization as described in Note 1.